Segment disclosures	12 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Segment disclosures	Segment disclosures
The Company operates in one operating segment; development, manufacturing, distribution and support of voice and data connectivity components for software-based communication applications. The majority of the Company’s assets are located in Canada and the United States of America (“USA”). The Company sells into three major geographic centers: USA, Canada and other foreign countries. The Company has determined that it has a single reportable segment as the Company’s decision makers review information on a consolidated basis.

Revenues for group of similar products and services can be summarized for the years ended June 30, 2023 and 2022 as follows:

	June 30	June 30
	2023	2022
	$	$
Products	54,018	65,742
Services	198,512	158,610
Total revenues	252,530	224,352

The sales in each of these geographic locations for the years ended June 30, 2023 and 2022 as follows:

	June 30	June 30
	2023	2022
	$	$
USA	234,858	202,886
Canada	3,785	5,334
All other countries	13,887	16,132
Total revenues	252,530	224,352

The non-current assets, in US dollars, in each of the geographic locations as at June 30, 2023, and June 30, 2022 are below:

	June 30	June 30
	2023	2022
	$	$
Canada	6,309	7,000
USA	374,814	431,225
Total non-current assets	381,123	438,225